Goodwill - Schedule of Goodwill and Intangible Assets Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	$ 377
Intangible assets and goodwill at end of period	363	$ 377
Technology, Licenses and Similar Rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	335
Intangible assets and goodwill at end of period	246	335
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	6
Intangible assets and goodwill at end of period	92	6
Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	17
Intangible assets and goodwill at end of period	1	17
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	18
Intangible assets and goodwill at end of period	18	18
Others
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1
Intangible assets and goodwill at end of period	6	1
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,865	1,913
Additions	163	37
Disposals	(62)	(85)
Intangible assets and goodwill at end of period	1,966	1,865
Cost | Technology, Licenses and Similar Rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,202	1,249
Additions	62	33
Disposals	(47)	(80)
Intangible assets and goodwill at end of period	1,217	1,202
Cost | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	284	280
Additions	96	4
Disposals	(12)	0
Intangible assets and goodwill at end of period	368	284
Cost | Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	229	234
Additions	0	0
Disposals	(3)	(5)
Intangible assets and goodwill at end of period	226	229
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	18	18
Additions	0	0
Disposals	0	0
Intangible assets and goodwill at end of period	18	18
Cost | Others
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	132	132
Additions	5	0
Disposals	0	0
Intangible assets and goodwill at end of period	137	132
Accumulated Depreciation and Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(1,488)	(1,365)
Additions	(176)	(207)
Disposals	61	84
Intangible assets and goodwill at end of period	(1,603)	(1,488)
Accumulated Depreciation and Impairment | Technology, Licenses and Similar Rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(867)	(785)
Additions	(150)	(162)
Disposals	46	80
Intangible assets and goodwill at end of period	(971)	(867)
Accumulated Depreciation and Impairment | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(278)	(263)
Additions	(10)	(15)
Disposals	12	0
Intangible assets and goodwill at end of period	(276)	(278)
Accumulated Depreciation and Impairment | Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(212)	(186)
Additions	(16)	(30)
Disposals	3	4
Intangible assets and goodwill at end of period	(225)	(212)
Accumulated Depreciation and Impairment | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0	0
Additions	0	0
Disposals	0	0
Intangible assets and goodwill at end of period	0	0
Accumulated Depreciation and Impairment | Others
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(131)	(131)
Additions	0	0
Disposals	0	0
Intangible assets and goodwill at end of period	$ (131)	$ (131)